Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [Abstract]
Commitments

24.	Commitments

a.	On May 1, 2018, the Company signed a contract with ArcelorMittal S.A. in Brazil, for the acquisition of Cariacica and Itauna steels for rent, producing plants and wire drawing equipment for the production of wires and derivatives.

The Cariacica unit has the capacity to produce 600 thousand metric tons of liquid steel per year and 450 thousand metric tons of rolled steel products. This plant has in 2020 and 2019 more than 800 and 500 employees, respectively, and can produce rod and light structural profiles. The factory is located in the city of Cariacica, next to the city of Victoria, in the state of Espírito Santo on a land of more than 1,200,000 square meters.

The Itauna unit has an installed capacity to produce 120,000 metric tons per year of steel laminate products and can manufacture light structural profiles and rods. The plant is located in the city of Itauna in the state of Minas Gerais, less than 100 kilometers away from Belo Horizonte and in 2020 and 2019 has114 and 94 employees. The factory was leased under a contract expiring in August 2020. After its expiration, the plant was acquired.

b.	Republic leases certain equipment, office space and computer equipment under non-cancelable operating leases. The leases expire at various dates through 2020. During the years ended December 31, 2020, 2019 and 2018, rental expenses relating to operating leases amounted to USD$ 0.1 million, USD$ 0.7 million, and USD$ 0.5 million, respectively. Currently there are no additional obligations post-2020.

c.	In January 2013, The Company reached a contract with EnerNOC, which allows Republic to receive payments for reduction in the electric energy consumption during a term declared by PJM Interconnection as an Emergency. The contract is for 5 years starting at January 31, 2013 and concluded atMay 31, 2018. At that date, the Agreement was extended up to May 31, 2021.The Company recognized an income, for this contract in 2929 and 2019 for USD $ 1.1 million and USD $ 1.8 million, respectively.

d.	In January 2018, the Company entered into a contract with the supplier ECOM, LTDA. for an amount of USD $ 6.3 million for the purchase of energy of 10,000 MWH per month, for its subsidiary GV do Brasil Industria y Comercio de Aço LTDA, starting the supply in 2019. All payments with monthly maturity are made 6 days after the month end closing. The contract ended in February 2020.

e.	On February 22, 2018, the contract was signed with Primental Technologies of Italy, United States of America and Mexico, for the construction of the Lamination train and the supply of a new reheating furnace for the Mexicali plant, thereby increasing capacity manufacturing for the manufacture of finished product from 17,500 to 22,500 tons per month. From January 2021, flat bars are being produced. As of today, some adjustments are being made to start the production of rebar in May 2021, and light structures in June 2021. Naturally, the COVID pandemic delayed significantly the process. USD $24 million from budget has already been spent.

f.	In order to maintain and increase the continuity and quality of the electricity supply in all the Group’s plants, the scheme change from Basic Supply (SSB) to the Qualified Supply Service (SSC), with the provision of acquiring energy in the wholesale electricity market. With the implementation of this project, which only requires the modernization of the set of equipment that records the consumption measurements of the electrical substations of each plant, it seeks to achieve a more efficient, safe, clean and transparent electrical service and more competitive prices than those current. The estimated cost of this project is USD $ 1 million 850 thousand dollars and is expected to culminate in the month of November 2021.

g.	In the program execution to remedy the breach of the requirement to keep placed between the investing public of at least 12% of the shares representing the Capital Stock of our issuer, presented to the Market Surveillance Directorate of the Bolsa Mexicana de Valores, S.A. de C.V., on August 27, 2019, the placing of sufficient shares on the markets to exceed that minimum percentage of shareholding is in process.